Employee expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee expenses [Abstract]
Salary and related expenses	$ 1,862	$ 4	$ 0
Social security costs	115	1	0
Shared based compensation expense	366	0	0
Total employee expenses	$ 2,343	$ 5	$ 0